PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Retirement
Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 6 .1%
168,456  Schwab U.S. TIPS
ETF
$ 8,786,665
3 .1
113,750  Vanguard Short-Term
Bond ETF
8,721,213
3 .0
Total Exchange-Traded
Funds
(Cost $18,022,772)
17,507,878
6 .1
MUTUAL FUNDS : 93 .9%
Affiliated Investment Companies : 93 .9%
1,680,368  Voya High Yield Bond
Fund - Class R6
11,560,934
4 .0
751,728  Voya International
Index Portfolio - Class I
8,817,770
3 .0
191,718  Voya Russell Large
Cap Value Index
Portfolio - Class I
5,968,169
2 .1
4,321,934  Voya Short Term Bond
Fund - Class R6
40,064,327
13 .9
17,120,058  Voya U.S. Bond Index
Portfolio - Class I
154,936,524
53 .6
2,549,704  Voya U.S. Stock Index
Portfolio - Class I
50,127,182
17 .3
Total Mutual Funds
(Cost $257,564,260)
271,474,906
93 .9
Total Long-Term
Investments
(Cost $275,587,032)
288,982,784
100 .0
Total Investments in
Securities
(Cost $275,587,032) $ 288,982,784 100 .0
Liabilities in Excess
of Other Assets (3,178) 0.0
Net Assets $ 288,979,606 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Retirement
Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 17,507,878 $ — $ — $ 17,507,878
Mutual Funds 271,474,906 — — 271,474,906
Total Investments, at fair value $ 288,982,784 $ — $ — $ 288,982,784
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 12,269,668 $ 366,110 $ (1,005,405) $ (69,439) $ 11,560,934 $ 203,038 $ 12,793 $ —
Voya International Index Portfolio
- Class I
9,017,088 184,884 (779,409) 395,207 8,817,770 — 91,466 —
Voya Russell Large Cap Value
Index Portfolio - Class I
6,115,705 81,511 (698,839) 469,792 5,968,169 — 55,784 —
Voya Short Term Bond Fund -
Class R6
41,605,279 1,312,778 (2,778,688) (75,042) 40,064,327 463,660 (189,430) —
Voya U.S. Bond Index Portfolio -
Class I
157,300,710 11,817,653 (12,830,378) (1,351,461) 154,936,524 1,605,984 (1,733,556) —
Voya U.S. Stock Index Portfolio -
Class I
53,247,532 692,841 (5,535,850) 1,722,659 50,127,182 — 3,327,547 —
$ 279,555,982 $ 14,455,777 $ (23,628,569) $ 1,091,716 $ 271,474,906 $ 2,272,682 $ 1,564,604 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 32,499,631
Gross Unrealized Depreciation (19,103,879)
Net Unrealized Appreciation $ 13,395,752